Touchstone Active Bond Fund Expense Example - Touchstone Active Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 407
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	831
Expense Example, with Redemption, 10 Years	1,464
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,705
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	881
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	$ 762